Revenues - Disclosure of disaggregated revenue by type of goods or services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	€ 144,624	€ 114,797	€ 62,984
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	8,075	245,709	284,202
Other non-IFRS 15 revenue	1,014	797	899
REVENUES	153,713	361,303	348,086
IXIARO
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	73,483	41,349	45,118
DUKORAL
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	29,775	17,334	2,440
Third party products
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	35,675	26,545	15,426
COVID VLA2001
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	5,691	29,568	0
IXCHIQ
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	2,733	5,565	3,257
COVID VLA2001
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	1,973	280,010	253,314
Lyme VLA15
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	0	(45,869)	14,265
Services related to clinical trial material
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	275	3,205	10,001
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	€ 3,093	€ 2,798	€ 3,364